RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 12 - RESEARCH AND DEVELOPMENT EXPENSES, NET

	For the Years Ended December 31,
	2022	2021
Payroll and related expenses	$3,558	$3,030
Share-based compensation	387	183
Professional services	2,097	1,532
Materials	559	703
Patents	341	251
Rent	224	206
Office and maintenance expenses	100	123
Depreciation	102	72
Other	368	53
	$7,736	$6,153